Other Financial Liabilities (Details) - USD ($)		12 Months Ended
	Nov. 09, 2022	Mar. 31, 2024	Mar. 31, 2023
Other Financial Liabilities [Abstract]
Investor purchased	$ 3,333,333.33
Purchase aggregate shares (in Shares)		1,754,386
Exercise price (in Dollars per share)		$ 0.957
Warrant liability (in Shares)		22,766
Lease payments		$ 17,579	$ 15,327